SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ 590,103	$ 998,238
Changes in operating assets and liabilities:
Accruals and other payables	47,240	337,730	$ 1,190,376	$ 2,711,299
Net cash used in operating activities	(275,757)	(129,918)	(552,958)	(756,716)
Cash flows from investing activities:
Net cash used in investing activities	29,965,815	108,729,854	130,584,975	(2,999,982)
Cash flows from financing activities:
Amounts due from related parties			325,000
Net cash generated from/(used in) financing activities	(29,724,109)	(108,729,854)	(130,259,975)	2,999,982
Net increase/(decrease) in cash and cash equivalents	(34,051)	(129,918)	(227,958)	(756,716)
Seamless Group Inc. [Member]
Cash flows from operating activities:
Net loss	(3,034,984)	(3,543,442)	(15,306,550)	(16,678,135)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds		282,588	807,860	3,438,950	[1]
Unrealized foreign exchange gain	(124,690)	(71,785)	(65,981)	543,277	[1]
Changes in operating assets and liabilities:
Net cash used in operating activities	(220,972)	(9,590,377)	(15,286,494)	8,681,916	[1]
Cash flows from investing activities:
Net cash used in investing activities	(11,443)	(82,306)	1,444,823	(732,332)	[1]
Cash flows from financing activities:
Proceeds from borrowings	639,210		1,251,752	1,481,263	[1]
Repayment of borrowings	(95,742)		(2,212,067)	(2,242,961)	[1]
Repayment of convertible bonds				(3,500,000)	[1]
Net cash generated from/(used in) financing activities	470,451	(8,718)	(1,197,648)	(5,767,020)	[1]
Net increase/(decrease) in cash and cash equivalents	238,036	(9,681,401)	(15,039,319)	2,182,564	[1]
Parent Company [Member] | Seamless Group Inc. [Member]
Cash flows from operating activities:
Net loss			(15,306,550)	(16,678,134)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds			807,861	3,438,951
Unrealized foreign exchange gain			23,008	(644)
Share of results from subsidiaries			5,787,749	4,234,448
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables			(30,862)	(9,900)
Accruals and other payables			4,206,601	3,797,118
Net cash used in operating activities			(4,512,193)	(5,218,161)
Cash flows from investing activities:
Dividend received from a subsidiary				2,847,309
(Increase) decrease in short-term investments				2,012,562
Cash injected into a subsidiary				(2,012,562)
Net cash used in investing activities				2,847,309
Cash flows from financing activities:
Proceeds from borrowings			1,251,752	2,758,213
Repayment of borrowings			(1,663,042)	(1,276,950)
Repayment of convertible bonds				(3,483,133)
Amounts due from related parties			691,323	301,958
Amounts due to related parties			4,283,780	4,123,866
Net cash generated from/(used in) financing activities			4,563,813	2,423,954
Net increase/(decrease) in cash and cash equivalents			51,620	53,102
Effect of exchange rate changes on cash and cash equivalents			46	218
Cash and cash equivalents at beginning of year	$ 130,634	$ 78,968	78,968	25,648
Cash and cash equivalents at end of year			$ 130,634	$ 78,968

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.